COMMITMENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

9.	COMMITMENTS

The Company has an obligation to pay royalties to Cyberlab, LLC (“Cyberlab”) (a company controlled by Dan Mapes, a director and officer). Cyberlab shall be entitled to receive a share of the gross revenue derived from the sales, licensing, and other commercial activities involving Spatial Domain Names, pursuant to the following schedule:

-	Years 1 through 10 of the Spatial Domain Program: Cyberlab shall be entitled to retain Five Percent (5%) of all gross revenue from the Spatial Domain Program, while VERSES shall retain the remaining Ninety-Five Percent (95%) to allocate between itself and other Spatial Domain Program stakeholders (e.g., registries, registrars, etc.) as it sees fit.
-	Years 11 through 14 of the Spatial Domain Program: Cyberlab shall be entitled to retain Four Percent (4%) of all gross revenue from the Spatial Domain Program, while VERSES shall retain the remaining Ninety-Six Percent (96%).
-	Years 15 through 17 of the Spatial Domain Program: Cyberlab shall be entitled to retain Three Percent (3%) of all gross revenue from the Spatial Domain Program, while VERSES shall retain the remaining Ninety-Seven Percent (97%).
-	Years 18 and 19 of the Spatial Domain Program: Cyberlab shall be entitled to retain Two Percent (2%) of all gross revenue from the Spatial Domain Program, while VERSES shall retain the remaining Ninety-Eight Percent (98%).
-	Years 20 to 25 of the Spatial Domain Program: Cyberlab shall be entitled to retain One Percent (1%) of all gross revenue from the Spatial Domain Program, while VERSES shall retain the remaining Ninety-Nine Percent (99%).

As of December 31, 2025, no amounts are payable under the royalty agreement.

The Company may grant stock options (“Options”), deferred share units (“DSU”), or restricted stock units (“RSU”) to qualifying consultants and employees based on their respective contracts, to be determined at the grant date based on the prevailing market price of the Company’s shares. As of December 31, 2025, the outstanding commitment balance is 143,510 (March 31, 2025 – nil) to be granted as Options, RSUs or DSUs, of which 37,510 stock options is for the new Board of Directors member, David Scott, 33,000 is for Hari Thiruvengada (Chief Technology Officer), 33,000 is for James Hendrickson (President and Chief Operating Officer), and 1,481 RSUs to Expansion Project Technologies Holding 9 SPV RSC Ltd in connection with CAD$400,000 in revenues derived by Verses from the commercial agreements it enters into with affiliates of G42.

The Company has entered into severance agreements with Gabriel Rene (Chief Executive Officer and Director), Dan Mapes (President Emeritus and Global Ambassador and Director), James Christodoulou (Chief Financial Officer), Kevin Wilson (Chief Accounting Officer), Donald Moody (General Counsel and Chief Legal Officer), Capm Petersen (Chief Innovation Officer), Steven Swanson (Chief Experience Officer), Michael Wadden (Chief Commercial Officer), James Hendrickson (President and Chief Operating Office), and Hari Thiruvengada (Chief Technology Officer). In the case of involuntary termination or a change in control, the executives are entitled to a monetary payment of base salary, continuation of medical and dental insurance, and immediate, accelerated vesting of all stock options, equity, and related compensation.

10. COMMITMENTS

The Company has an obligation to pay royalties to Cyberlab, LLC (“Cyberlab”) (a company controlled by Dan Mapes, a director and officer). Cyberlab shall be entitled to receive a share of the gross revenue derived from the sales, licensing, and other commercial activities involving Spatial Domain Names, pursuant to the following schedule:

-	Years 1 through 10 of the Spatial Domain Program: Cyberlab shall be entitled to retain Five Percent (5%) of all gross revenue from the Spatial Domain Program, while VERSES shall retain the remaining Ninety-Five Percent (95%) to allocate between itself and other Spatial Domain Program stakeholders (e.g., registries, registrars, etc.) as it sees fit.
-	Years 11 through 14 of the Spatial Domain Program: Cyberlab shall be entitled to retain Four Percent (4%) of all gross revenue from the Spatial Domain Program, while VERSES shall retain the remaining Ninety-Six Percent (96%).
-	Years 15 through 17 of the Spatial Domain Program: Cyberlab shall be entitled to retain Three Percent (3%) of all gross revenue from the Spatial Domain Program, while VERSES shall retain the remaining Ninety-Seven Percent (97%).
-	Years 18 and 19 of the Spatial Domain Program: Cyberlab shall be entitled to retain Two Percent (2%) of all gross revenue from the Spatial Domain Program, while VERSES shall retain the remaining Ninety-Eight Percent (98%).
-	Years 20 to 25 of the Spatial Domain Program: Cyberlab shall be entitled to retain One Percent (1%) of all gross revenue from the Spatial Domain Program, while VERSES shall retain the remaining Ninety-Nine Percent (99%).

As of March 31, 2025, no amounts are payable under the royalty agreement.

The Company is obligated to grant stock options (“Options”), deferred share units (“DSU”), or restricted stock units (“RSU”) to qualifying consultants and employees based on their respective contracts, to be determined at the grant date based on the market price of the Company’s shares. As at March 31, 2025, the outstanding commitment balance is nil (March 31, 2024 – 320,069) to be granted as options, RSUs or DSUs.

The Company has entered into severance agreements with Gabriel Rene (Chief Executive Officer and Director), Dan Mapes (President Emeritus and Global Ambassador and Director), James Christodoulou, Chief Financial Officer), Donald Moody (General Counsel and Chief Legal Officer), Capm Petersen (Chief Innovation Officer), Steven Swanson (Chief Experience Officer), and Michael Wadden (Chief Commercial Officer). In the case of involuntary termination or a change in control, the executives are entitled to a monetary payment equal to 12 month’s worth of base salary, continuation for 12 months of medical and dental insurance, and immediate, accelerated vesting of all stock options, equity, and related compensation.

The Company has entered into a severance agreement with Kevin Wilson, its Chief Accounting Officer. In the case of involuntary termination or a change in control, the Chief Accounting Officer is entitled to a monetary payment equal to 36 months of base salary, continuation for 36 months of medical and dental insurance, and immediate, accelerated vesting of all stock options, equity, and related compensation.

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)